SEGMENT INFORMATION - Long-lived assets (Details) - Design, build-out and operation of data centers - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-lived Assets
Long-lived assets	¥ 43,174,908	¥ 45,900,429
PRC
Long-lived Assets
Long-lived assets	42,439,019	45,108,954
Hong Kong SAR
Long-lived Assets
Long-lived assets	730,931	786,390
Others
Long-lived Assets
Long-lived assets	¥ 4,958	¥ 5,085